Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Basis of consolidation
The consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries where the Company is the primary beneficiary. Where the Company does not
have a controlling interest but has the ability to exert significant influence, the equity method is used. Inter-company transactions and accounts are eliminated on consolidation.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents
Cash equivalents consist of short-term interest-bearing securities, which are readily convertible into cash and have original maturities at the date of purchase of three
months or less.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted cash
Restricted cash consists of cash over which the Company has legal ownership but is restricted as to its availability or intended use, including funds held on behalf of clients and franchisees.

The Company's restricted cash balance consists primarily of cash related to our marketing funds in the FirstService Brands segment, cash held for certain employees' benefit plans, and cash held for insurance broker commissions owed in our FirstService Residential segment. This update has been applied retrospectively.

Receivable [Policy Text Block]
Accounts Receivable
In the ordinary course of business the Company extends non-interest bearing trade credit to its customers. Accounts receivable are reported on the face of the consolidated balance sheets, net of an allowance for doubtful accounts. The Company maintains an allowance for doubtful accounts to provide for the estimated amount of receivables that will not
be collected. In determining the allowance for doubtful accounts, the Company analyzes the aging of accounts receivable, historical payment experience, customer creditworthiness and current economic trends.

Credit Losses
On
January 1, 2020,
the Company adopted ASU
2016
-
13,
Measurement of Credit Losses on Financial Instruments (Topic
326
), which replaces existing incurred loss impairment guidance and establishes a single allowance framework for financial assets carried at amortized cost. The Company adopted Topic
326
using a modified retrospective approach, which requires a cumulative-effect adjustment, if any, to the opening balance of retained earnings (deficit) to be recognized on the date of adoption with prior periods not
restated. The cumulative-effect adjustment recorded on
January 1, 2020
was
not
material.

Accounting policy for Credit Losses
Accounts receivable: The allowance for doubtful accounts is based on the Company's assessment of the collectability of customer accounts. The measurement of expected credit losses is based on relevant information about past events, including historical experience, credit quality, the age of the accounts receivable balances, and current economic conditions that may
impact a customer's ability to pay.

A reconciliation of our allowance for doubtful accounts is found below:

(In thousands)	2020

Allowance for doubtful accounts, December 31, 2019	$13,136
Bad debt expense	11,624
Write-offs to accounts receivable	(9,446)
Recoveries to accounts receivable	169
Adjustment to opening retained earnings	53
Other	286
Allowance for doubtful accounts, December 31, 2020	$15,822

Inventory, Policy [Policy Text Block]
Inventories
Inventories are carried at the lower of cost and net realizable value. Cost is determined using the weighted average method. Work-in-progress inventory relates to construction contracts and real estate project management projects in process.

Property, Plant and Equipment, Policy [Policy Text Block]
Fixed assets
Fixed assets are carried at cost less accumulated depreciation. The costs of additions and improvements are capitalized, while maintenance and repairs are expensed as incurred. Fixed assets are reviewed for impairment whenever events or circumstances indicate that the carrying value of an asset group may
not
be recoverable. An impairment loss is recorded to the extent the carrying amount exceeds the estimated fair value of an asset group. Fixed assets are depreciated over their estimated useful lives as follows:

Buildings	20 to 40 years straight-line
Vehicles	3 to 5 years straight-line
Furniture and equipment	3 to 10 years straight-line
Computer equipment and software	3 to 5 years straight-line
Leasehold improvements	term of the lease to a maximum of 10 years straight-line

Fair Value Measurement, Policy [Policy Text Block]
Fair value
The Company uses the fair value measurements framework for financial assets and liabilities and for non-financial assets and liabilities that are recognized or disclosed at fair value on a non-recurring basis. The framework defines fair value, gives guidance for measurement and disclosure, and establishes a three
-level hierarchy for observable and unobservable inputs used to measure fair value. The classification of an asset or liability within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. The three
levels are as follows:

Level
1
– Quoted prices (unadjusted) in active markets for identical assets or liabilities
Level
2
– Observable market-based inputs other than quoted prices in active markets for identical assets or liabilities
Level
3
– Unobservable inputs for which there is little or
no
market data, which requires the Company to develop its own assumptions

Deferred Charges, Policy [Policy Text Block]
Financing fees
Financing fees related to our amended and restated credit agreement (the “Credit Agreement”) with a syndicate of lenders and our
$150,000
of senior secured notes (the “Senior Notes”) are deferred and amortized to interest expense using the effective interest method.

Lessee, Leases [Policy Text Block]
Leases
The Company adopted ASU
842,
Leases, as of
January
1,
2019,
using the modified retrospective approach. In addition, the Company elected the package of practical expedients permitted under the transition guidance within the new standard, which among other things, allowed the Company to carry forward the historical lease classification.

The Company has lease agreements with lease and non-lease components, and has elected to account for each lease component (e.g., fixed rent payments) separately from the non-lease components (e.g., common-area maintenance costs). The Company has also elected not
to recognize the right-of-use assets and lease liabilities for short-term leases that have a lease term of
12
months or less. Leases are recognized on the balance sheet when the lease term commences, and the associated lease payments are recognized as an expense on a straight-line basis over the lease term.

At lease commencement, which is generally when the Company takes possession of the asset, the Company records a lease liability and a corresponding right-of-use asset. Lease liabilities represent the present value of minimum lease payments over the expected lease term, which includes options to extend or terminate the lease when it is reasonably certain those options will be exercised. The present value of the lease liability is determined using the Company's incremental collateralized borrowing rate at the lease commencement.

Minimum lease payments include base rent, fixed escalation of rental payments, and rental payments that are adjusted periodically depending on a rate or index. In determining minimum lease payments, the Company does not
separate non-lease components for real estate leases. Non-lease components are generally services that the lessor performs for the Company associated with the leased asset, such as common area maintenance.

Right-of-use assets represent the right to control the use of the leased asset during the lease and are initially recognized in an amount equal to the lease liability. In addition, prepaid rent, initial direct costs, and adjustments for lease incentives are components of the right-of-use asset. Over the lease term the lease expense is amortized on a straight-line basis beginning on the lease commencement date. Right-of-use assets are assessed for impairment as part of the impairment of long-lived assets, which is performed whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may
not
be recoverable.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill and intangible assets
Goodwill represents the excess of purchase price over the fair value of assets acquired and liabilities assumed in a business combination and is not
subject to amortization.

Intangible assets are recorded at fair value on the date they are acquired. They are amortized over their estimated useful lives as follows:

Customer relationships	straight-line over 4 to 20 years
Franchise rights	by pattern of use, currently estimated at 2.5% to 15% per year
Trademarks and trade names	straight-line over 1 to 35 years
Management contracts and other	straight-line over life of contract ranging from 2 to 15 years
Backlog	straight-line over 6 to 12 months

The Company reviews the carrying value of finite life intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may
not
be recoverable from the estimated future cash flows expected to result from their use and eventual disposition. If the sum of the undiscounted expected future cash flows is less than the carrying amount of the asset group, an impairment loss is recognized. Measurement of the impairment loss is based on the excess of the carrying amount of the asset group over the fair value calculated using an income approach.

Goodwill is tested for impairment annually, on
August
1,
or more frequently if events or changes in circumstances indicate the asset might be impaired, in which case the carrying amount of the asset is written down to fair value.

Impairment of goodwill is tested at the reporting unit level. The Company has seven
reporting units determined with reference to business segment, customer type, service delivery model and geography. Impairment is tested by first
assessing qualitative factors to determine whether it is more likely than not
that the fair value of a reporting unit is less than its carrying amount. Where it is determined to be more likely than not
that its fair value is greater than its carrying amount, then no
further testing is required. Where the qualitative analysis is not
sufficient to support that the fair value exceeds the carrying amount then a goodwill impairment test is performed. A quantitative goodwill impairment test is performed by comparing the fair value of each reporting unit to its carrying value, including goodwill. Fair value is estimated using a market multiple method, which estimates market multiples of earnings before interest, taxes, depreciation and amortization (“EBITDA”) for comparable entities with similar operations and economic characteristics. Significant assumptions used in estimating the fair value of each reporting unit include the market multiples of EBITDA.

Consolidation, Subsidiaries or Other Investments, Consolidated Entities, Policy [Policy Text Block]
Redeemable non-controlling interests
Redeemable non-controlling interests (“RNCI”) are recorded at the greater of (i) the redemption amount or (ii) the amount initially recorded as RNCI at the date of inception of the minority equity position. This amount is recorded in the “mezzanine” section of the balance sheet, outside of shareholders' equity. Changes in the RNCI amount are recognized immediately as they occur.

Revenue [Policy Text Block]
Revenue recognition and unearned revenues
The Company accounts for a contract with a customer when there is approval and commitment from both parties, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability of consideration is probable. The Company's revenues are measured based on consideration specified in the contract of each customer and revenue is recognized as the performance obligations are satisfied by transferring the control of the service or product to a customer.

(a) Revenues from property and amenity management services
Property and amenity management services represent a series of distinct daily services, that in nature are substantially the same, rendered over time. The Company is compensated for these services through monthly management fees and fees associated with ancillary services. Revenue is recognized for the fees associated with the services performed.

(b) Revenues from construction contracts and service operations other than franchisor operations
Revenues are recognized at the time the service is rendered. Certain services including but not
limited to restoration and construction contracts, are recognized over time based on percentage of completion, based on a ratio of actual costs to total estimated contract costs. In cases where anticipated costs to complete a project exceed the revenue to be recognized, a provision for the additional estimated losses is recorded in the period when the loss becomes apparent. Amounts received from customers in advance of services being provided are recorded as unearned revenues when received.

(c) Franchisor operations
The Company operates several franchise systems within its FirstService Brands segment. Initial franchise fees are deferred and recognized over the term of the franchise agreement. Royalty revenues are recognized based on a contracted percentage of franchisee revenues, as reported by the franchisees. Revenues from administrative and other support services, as applicable, are recognized as the services are provided.

The Company's franchise systems operate marketing funds on behalf of franchisees. Advertising fund contributions from franchisees are reported as revenues and advertising fund expenditures are reported as expenses in our statements of earnings. To the extent that contributions received exceed advertising expenditures, the excess amount is accrued and offset as a deferred liability, whereas any expenditures in excess of contributions are expensed as incurred. As such, advertising fund contributions and the related revenues and expenses may
be reported in different periods.

Share-based Payment Arrangement [Policy Text Block]
Stock-based compensation
For equity classified awards, compensation cost is measured at the grant date based on the estimated fair value of the award. The related stock option compensation expense is allocated using the graded attribution method.

Notional Value Appreciation Plan [Policy Text Block]
Notional value appreciation plans
Under these plans, subsidiary employees are compensated if the notional value of the subsidiary increases. Awards under these plans generally have a term of up to fifteen
years and a vesting period of
five
years. The increase in notional value is calculated with reference to growth in earnings relative to a fixed threshold amount plus or minus changes in indebtedness relative to a fixed opening amount. If an award is subject to a vesting condition, then graded attribution is applied to the intrinsic value. The related compensation expense is recorded in selling, general and administrative expenses and the liability is recorded in accrued liabilities.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translation
Assets, liabilities and operations of foreign subsidiaries are recorded based on the functional currency of each entity. For certain foreign operations, the functional currency is the local currency, in which case the assets, liabilities and operations are translated at current exchange rates from the local currency to the reporting currency, the US dollar. The resulting unrealized gains or losses are reported as a component of accumulated other comprehensive earnings. Realized and unrealized foreign currency gains or losses related to any foreign dollar denominated monetary assets and liabilities are included in net earnings.

Income Tax, Policy [Policy Text Block]
Income tax
Income tax has been provided using the asset and liability method whereby deferred income tax assets and liabilities are recognized for the expected future income tax consequences of events that have been recognized in the consolidated financial statements or income tax returns. Deferred income tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which temporary differences are expected to reverse, be recovered or settled. The effect on deferred income tax assets and liabilities of a change in income tax rates is recognized in earnings in the period in which the change occurs. A valuation allowance is recorded unless it is more likely than not
that realization of a deferred income tax asset will occur based on available evidence.

The Company recognizes uncertainty in tax positions taken or expected to be taken in a tax return by recording a liability for unrecognized tax benefits on its balance sheet. Uncertainties are quantified by applying a prescribed recognition threshold and measurement attribute.

The Company classifies interest and penalties associated with income tax positions in income tax expense.

Business Combinations Policy [Policy Text Block]
Business combinations
All business combinations are accounted for using the purchase method of accounting. Transaction costs are expensed as incurred.

The determination of fair values of assets and liabilities assumed in business combinations requires the use of estimates and judgement by management, particularly in determining fair values of intangible assets acquired.

The fair value of the contingent consideration is classified as a financial liability and is recorded on the balance sheet at the acquisition date and is re-measured at fair value at the end of each period until the end of the contingency period, with fair value adjustments recognized in earnings.